SCHEDULE OF ALLOWANCE FOR DOUBTFUL ACCOUNTS (Details) - SGD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Credit Loss [Abstract]
Balance at beginning of the year	$ 34	$ 82
Additions
Reversal		(48)
Exchange effect
Balance at end of the year	$ 34	$ 34